BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets
FIXED INCOME:
CORPORATE BONDS:
FIRST CITIZENS		5.800%	12/31/2049	250,000	252,499	259,375
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,829	552,618
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	250,000	250,000	230,000
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	198,999	211,875
BUCKEYE PARTNERS LP		6.375%	1/22/2078	450,000	336,925	385,875
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,604,726	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	526,570	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,336,065	-
				8,286,000	5,068,613	1,639,743	3.80%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	88,736	100,942
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	1,009,625	1,211,304
				1,300,000	1,098,361	1,312,246	3.04%

TOTAL INVESTMENTS IN FIXED INCOME				$9,586,000	$6,166,974	$2,951,989	6.84%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2022

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets
MUTUAL FUNDS:
STOCK MUTUAL FUNDS:

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,891	571,685	1.32%

Mid Cap Blend
AKRE FOCUS FUND INSTL	5,590.87	128,757	341,211	0.79%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2022

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets
MUTUAL FUNDS:
Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,802,940	4.18%

Precious Metals
ISHARES SILVER TRUST	[3]	1,252.00	21,040	26,042
SPDR GOLD SHARES	[3]	260.00	25,315	43,703
VANECK VECTORS GOLD MINERS		571.00	16,168	17,261
			62,523	87,006	0.20%

Utilities
UTIL SELECT SECTOR SPDR ET		578.00	18,774	40,026	0.09%

TOTAL SPECIALTY FUNDS			2,158,248	2,842,868	6.58%

TOTAL STOCK MUTUAL FUNDS			2,158,248	2,842,868	6.58%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$2,158,248	$2,842,868	6.58%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2022

			Market	Percent of
Company Name		Cost	Value	Net Assets
OTHER INVESTMENTS:
LIMITED PARTNERSHIPS:
BAM CREDIT OPPORTUNITIES FUND	[2,3,6]	600,000	715,498
ELLIOTT ASSOCIATES LP CL B	[2,3]	1,000,000	6,200,110
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,753,847
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	500,000	2,494,839
INFINITY PREMIER FUND, LP	[2,3]	500,000	1,961,733
LITESPEED PARTNERS, LP	[2,3]	1	434,801
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	49,196
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	3,496,363	4,752,708
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	-	28,725
OLD WELL EMERGING MARKETS FUND	[2,3]	1,200,000	1,446,593
PRIVET FUND LP	[2,3]	78,513	956,543
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	763,974
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	[2,3]	953,002	1,076,632
STARK INVESTMENTS LP	[2,3]	22,609	58,514
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	125,019	1,038,834
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A46	[2,3]	2,000,000	2,437,867
TOTAL LIMITED PARTNERSHIPS		13,326,197	27,170,414	62.92%

TOTAL OTHER INVESTMENTS		$13,326,197	$27,170,414	62.92%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2022

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	238.00	BCE INC COM		10,963	12,438
	63.77	SK TELECOM LTD SPONSORED A		15	1,673
	13.58	TELEFONICA S A SPONSORED A		-	63
				10,978	14,174	0.03%

Media and Entertainment	37.00	ALPHABET INC CAP STK CL C		47,706	100,417
	29.00	FACEBOOK INC CL A		4,852	9,085
				52,558	109,502	0.25%

TOTAL COMMUNICATION SERVICES				63,536	123,676	0.29%

CONSUMER DISCRETIONARY
Consumer Discretionary	20.00	WHIRLPOOL CORP COM		2,234	4,204
				2,234	4,204	0.01%

Consumer Durables & Apparel	55.00	NVR INC COM		267,491	292,997
				267,491	292,997	0.68%

Hotels, Restaurants & Leisure	79.00	CAESARS ENTERTAINMENT COM		6,388	6,015
	102.00	STARBUCKS CORPORATION		6,477	10,029
				12,865	16,044	0.04%

Media & Entertainment	66.00	THE WALT DISNEY COMPANY		6,918	9,436
				6,918	9,436	0.02%

Communications	3.00	GRAHAM HOLDINGS CO COM CL B		1,228	1,785
				1,228	1,785	0.00%

Specialty Retail	21.00	GENUINE PARTS CO COM		1,985	2,798
				1,985	2,798	0.01%

TOTAL CONSUMER DISCRETIONARY				292,721	327,264	0.76%

CONSUMER STAPLES

Discount Stores	45.00	DOLLAR GEN CORP COM		3,182	9,382
	242.00	DOLLAR TREE INC COM	[3]	19,433	31,755
				22,615	41,137	0.10%

Food & Staples Retailing	131.00	KROGER CO COM		4,133	5,710
	76.00	WAL-MART STORES INC COM		10,261	10,625
				14,394	16,335	0.04%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2022

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:
Food, Beverage & Tobacco	2,641.00	ALTRIA GROUP INC COM	104,619	134,374
	11,484.00	AMBEV SA SPONSORED ADR	26,655	32,500
	104.00	COCA COLA CO COM	4,970	6,345
	759.00	COCA COLA FEMSA S A B SPON	34,831	40,090
	78.00	CONSTELLATION BRANDS CL A	7,076	18,544
	371.00	FOMENTO ECONOMICO MEXI SPO	26,163	27,907
	23.00	GENERAL MILLS INC COM	931	1,580
	719.00	PHILIP MORRIS INTL COM	61,648	73,949
			266,893	335,289	0.78%

Household & Personal Products	126.00	KIMBERLY CLARK CORP COM	17,492	17,344
	11.00	PROCTER & GAMBLE CO COM	736	1,765
			18,228	19,109	0.04%

TOTAL CONSUMER STAPLES			322,130	411,870	0.95%

ENERGY
	473.00	SUNOCO INC COM	13,246	21,252
			13,246	21,252	0.05%

Natural Resources	182.00	OASIS MIDSTREAM PARTNERS COM	3,370	4,343
			3,370	4,343	0.01%

Pipelines	181.00	DELEK LOGISTICS PARTNERS LP	5,334	8,109
	630.00	ENBRIDGE INC	18,339	26,630
			23,673	34,739	0.08%

TOTAL ENERGY			40,289	60,334	0.14%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2022

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:
FINANCIALS
Banks	263.00	BANK OF AMERICA CORP COM		6,063	12,135
	1.00	SVB FINANCIAL GROUP COM		340	584
	394.00	TRUIST FINANCIAL CORP COM		13,819	24,751
				20,222	37,470	0.09%

Diversified Financials	312.00	ALLIANCE BERNSTEIN HLDG UN		12,880	14,648
	179.00	BERKSHIRE HATHAWAY INC CL B	[3]	36,098	56,031
	756.00	BLACKSTONE GROUP LP COM		24,342	99,769
	14.00	BROOKFIELD ASSET MGMT COM		768	771
	420.00	CARLYLE GROUP LP COM		9,160	21,441
	36.00	CME GROUP		5,993	8,262
	263.00	COMPASS DIVERSIFIED HOLDINGS		3,600	6,617
	860.00	GOLUB CAPITAL BDC INC COM		-	13,485
	51.00	INTERNCONTINENTAL EXCHANGE COM		3,817	6,460
	52.00	MORGAN STANLEY COM NEW		2,956	5,332
	17.00	PRICE T ROWE GROUP INC COM		3,251	2,625
	667.00	STARWOOD PPTY TR INC COM		14,597	16,508
				117,462	251,949	0.58%

Insurance	79.00	AON PLC SHS CL A		6,409	21,839
	263.00	OLD REP INTL CORP COM		4,433	6,741
	129.00	TRAVELERS COMPANIES COM		10,711	21,437
	263.00	ZURICH INS GROUP LTD SPONS ARD		6,984	12,632
				28,537	62,649	0.15%

TOTAL FINANCIALS				166,221	352,068	0.82%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2022

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets
COMMON STOCKS:
HEALTH CARE
Health Care Equipment & Services	130.00	CARDINAL HEALTH INC COM		7,067	6,704
	157.00	DAVITA HEALTHCARE PART COM	[3]	12,098	17,014
	365.00	HOLOGIC INC COM	[3]	18,730	25,638
	176.00	LABORATORY CORP AMER HLDGS	[3]	24,181	47,759
	284.00	MCKESSON CORP COM		35,749	72,908
	206.00	QUEST DIAGNOSTICS INC COM		24,052	27,814
	24.00	STRYKER CORP		4,486	5,953
				126,363	203,790	0.47%

Pharmaceuticals & Biotechnology	180.00	ABBVIE INC		14,612	24,640
	524.00	ASTRAZENECA PLC SPONSORED		13,125	30,502
	79.00	BRISTOL MYERS SQUIBB CO CO		4,564	5,126
	135.00	ELI LILLY & CO COM		5,947	33,128
	20.00	IQVIA HOLDINGS INC COM		1,982	4,898
	79.00	MERCK & CO INC COM		5,654	6,437
	286.00	PFIZER INC COM		10,738	15,069
	52.00	SEATTLE GENETICS INC COM		2,555	6,995
				59,177	126,795	0.29%

TOTAL HEALTH CARE				185,540	330,585	0.77%

INDUSTRIALS
Capital Goods	76.00	3M COMPANY		11,504	12,618
	208.00	ABB LTD SPONSORED ADR	[3]	5,241	7,232
	14.00	LOCKHEED MARTIN CORP COM		4,902	5,448
	79.00	STURM RUGER & CO INC COM		5,760	5,311
				27,407	30,609	0.07%

Commercial Services & Supplies	24.00	WASTE MGMT INC DEL COM		836	3,611
				836	3,611	0.01%

Transportation	21.00	EXPEDITORS INTL OF WASHINGTON COM		1,867	2,404
	313.00	FORTRESS TRANS INFRST COM		4,997	8,354
				6,864	10,758	0.02%

Transportation Infrastructure	394.00	GRUPO AEROPORTUARIO DE SPO		15,420	21,181
	128.00	GRUPO AEROPORTUARIO DE SPO		15,571	26,004
	51.00	GRUPO AEROPUERTO DEL P SPO		3,608	7,007
				34,599	54,192	0.13%

TOTAL INDUSTRIALS				69,706	99,170	0.23%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2022

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:
INFORMATION TECHNOLOGY

Hardware & Equipment	535.00	CISCO SYSTEMS INC	20,733	29,783
	498.00	CORNING INC COM	10,201	20,936
			30,934	50,719	0.12%

Software & Services	61.00	MICROSOFT CORP COM	8,924	18,970
	238.00	ORACLE CORP COM	15,727	19,316
			24,651	38,286	0.09%

Technology Hardware & Equipment	629.00	APPLE INC COM	44,179	109,937
	80.00	INTEL CORP COM	4,431	3,906
	52.00	NETAPP INC COM	2,180	4,498
	140.00	SEAGATE TECHNOLOGY SHS	5,333	15,001
			56,123	133,342	0.31%

Technology	820.00	FISERV INC COM	82,265	86,674
			82,265	86,674	0.20%

TOTAL INFORMATION TECHNOLOGY			193,973	309,021	0.72%

MATERIALS	158.00	CHEMOURS CO COM	2,551	5,168
	104.00	DOW CHEM CO COM	5,163	6,212
	20.00	ECOLAB INC COM	2,106	3,789
	124.00	F M C CORP COM	9,971	13,686
	10.00	MITSUI & CO LTD SPONSORED	3,643	4,961
	51.00	SEALED AIR CORP NEW	2,833	3,464
TOTAL MATERIALS			26,267	37,280	0.09%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2022

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:
REAL ESTATE
Real Estate	157.00	CYRUSONE INC COM	10,531	14,106
	101.00	DIGITAL RLTY TR INC COM	11,872	15,072
	630.00	EASTERLY GOVT PPTYS COM	12,410	13,211
	524.00	HANNON ARMSTRONG SUST COM	8,023	21,736
	340.00	IRON MTN INC NEW COM	11,081	15,613
	789.00	MEDICAL PPTYS TR INC COM	10,742	17,958
	104.00	OMEGA HEALTHCARE INVS COM	3,026	3,274
	157.00	TRITON INTL LTD CL A	8,995	9,486
	22.00	W P CAREY & CO LLC COM	1,405	1,707
			78,085	112,163	0.26%

REIT	35.00	PROLOGIS TR SH BEN INT	2,889	5,489
			2,889	5,489	0.01%

TOTAL REAL ESTATE			80,974	117,652	0.27%

UTILITIES	23.00	AMERICAN STS WTR CO COM	881	2,121
	7.00	BROOKFIELD INFRASTRUCT SB VTG SHS A	-	464
	80.00	BROOKFIELD INFRASTRUCTURE	3,556	4,723
	339.00	DOMINION RES INC VA COM	17,456	27,344
	174.00	DUKE ENERGY CORP COM	15,663	18,281
	51.00	ENTERGY CORP NEW COM	3,539	5,700
	180.00	NEXTERA ENERGY INC COM	13,503	14,062
	262.00	SOUTHERN CO COM	11,431	18,206
	116.00	WEC ENERGY GROUP INC COM	4,623	11,257
TOTAL UTILITIES			70,652	102,158	0.24%

RIGHTS ATTACHED TO COMMON STOCKS
	725.00	OCCIDENTAL PETROLEUM CORP COM	-	13,355
			-	13,355	0.03%

TOTAL INVESTMENTS IN COMMON STOCKS			$1,512,009	$2,284,433	5.29%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

January 31, 2022

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets
CALL OPTIONS:
None		-	-	0.00%

TOTAL INVESTMENTS IN OPTIONS		$-	$-	0.00%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

January 31, 2022

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets
PREFERRED STOCKS:
COMPASS DIVERSIFIED HOLDINGS PFD	[4,5]	7.250%	N/A	7,500.00	174,028	189,150
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.880%	N/A	9,000.00	208,121	240,300
JP MORGAN CHASE & CO FIXED-FLOATING	[4,5]	5.000%	N/A	150,000.00	149,992	149,924

TOTAL INVESTMENTS IN PREFERRED STOCKS					$532,141	$579,374	1.34%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)

January 31, 2022

			Market	Percent of
	Company Name	Cost	Value	Net Assets
Short-term Investments	MFB NI Treasury Money Market Fund	$5,955,270	$5,955,270	13.79%

TOTAL INVESTMENTS - MARKET VALUE			41,784,348	96.76%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			1,397,968	3.24%

TOTAL NET ASSETS			$43,182,316	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

4Perpetual security.  Maturity date is not applicable.

5Variable rate security.  The rate shown is the coupon as of the end of the reporting period.

6Affiliate Investment

BMC FUND, INC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)

January 31, 2022

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets
CALL OPTIONS:
None	-	-	-
TOTAL CALL OPTIONS - LIABILITIES		-	-	0.00%

PUT OPTIONS:
None	-	-	-
TOTAL PUT OPTIONS - LIABILITIES		-	-	0.00%

TOTAL CALL AND PUT OPTIONS - LIABILITIES		$-	$-	0.00%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2022

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.     Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Company also follows the accounting and reporting guidance applicable to investment companies in ASC Topic 946, Financial Services – Investment Companies.

B.      Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges or based on inputs other than quoted prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

Pursuant to ASC Topic 820, Fair Value Measurement, the Fund may elect to use net asset value per share or its equivalent (“NAV”) as a practical expedient to measure the Company’s interest in certain pooled investment companies at fair value, unless it is probable that the investment will be sold at a value different from its NAV. However, in order for the Company to use this methodology, the investment company must calculate NAV in a manner consistent with the measurement principles established by ASC Topic 820. The Company is using the practical expedient.

C.      Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2022

D.     Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.      Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax-exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2018 and thereafter are subject to possible future examinations by tax authorities.

F.      Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.     Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.    Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2022

I.        Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2022

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of January 31, 2022.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$1,639,743	$1,312,246	$-	$2,951,989
Bond Mutual Funds	-	-	-	-
Stock Mutual Funds	2,842,868	-	-	2,842,868
Common Stocks – Publicly Traded	2,284,433	-	-	2,284,433
Preferred Stocks – Publicly Traded	579,374	-	-	579,374
Cash and Cash Equivalents	5,955,270	-	-	5,955,270
Limited Partnerships – Measured at NAV (1)	-	-	-	27,170,414
Total Investments	$13,301,688	$-	$-	$41,784,348

(1)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2022, were as follows:

Gross appreciation (excess of value over tax cost)	$15,869,200
Gross depreciation (excess of tax cost over value)	(3,735,691)
Net unrealized appreciation	$12,133,509
Cost of investments for income tax purposes	$29,650,839

4.	OPTIONS WRITTEN

The Company did not have any cash or securities pledged as collateral for written options and there were no outstanding written options at January 31, 2022.

5.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,702,973 and have been assigned no value at January 31, 2022.